Income Taxes - Deferred Tax Assets / Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Total deferred tax assets, net	$ 2,524	$ 2,813
Deferred tax liabilities:
Total deferred tax liabilities, net	3,045	2,906
ABAS
Deferred tax assets:
Carryforward of notional interest deduction	54	55	35
Tax carryforward losses	2,223	2,252	1,725
Investment tax incentive	447	458	458
Total deferred tax assets, net	2,524	2,765	2,218
Aegean NWE
Deferred tax assets:
Tax carryforward losses	0	48	0
Total deferred tax assets, net	0	48	0
Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	3,045	2,906	2,669
Total deferred tax liabilities, net	$ 3,045	$ 2,906	$ 2,669